Schedule of Investments (unaudited)	iShares® MSCI Finland ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.4%
Finnair OYJ(a)(b)	127,422	$59,929

Auto Components — 1.0%
Nokian Renkaat OYJ	14,821	162,409

Banks — 0.6%
Aktia Bank OYJ(b)	9,556	100,235

Beverages — 0.3%
Anora Group OYJ	7,554	58,383

Building Products — 0.7%
Uponor OYJ	7,198	110,423

Chemicals — 1.2%
Kemira OYJ	13,540	196,331

Commercial Services & Supplies — 0.7%
Caverion OYJ	16,959	122,839

Communications Equipment — 13.1%
Nokia OYJ	450,861	2,221,350

Containers & Packaging — 2.2%
Huhtamaki OYJ	10,167	371,636

Diversified Telecommunication Services — 4.1%
Elisa OYJ	13,431	698,643

Electric Utilities — 4.0%
Fortum OYJ	42,237	673,086

Electrical Equipment — 0.5%
Kempower OYJ(a)	2,971	76,454

Entertainment — 0.4%
Rovio Entertainment OYJ(c)	10,694	65,953

Food & Staples Retailing — 3.3%
Kesko OYJ, Class B	26,075	560,496

Health Care Equipment & Supplies — 0.7%
Revenio Group OYJ	2,949	125,862

Health Care Providers & Services — 0.4%
Oriola OYJ, Class B	36,371	67,823

Household Durables — 0.4%
YIT OYJ	24,369	68,136

Insurance — 11.8%
Sampo OYJ, Class A	39,633	2,007,141

IT Services — 1.6%
TietoEVRY OYJ	10,019	273,280

Machinery — 15.3%
Cargotec OYJ, Class B	4,604	191,860
Kone OYJ, Class B	14,885	744,406
Konecranes OYJ	6,752	199,108
Metso Outotec OYJ	63,256	595,621
Valmet OYJ	17,494	452,196
Wartsila OYJ Abp	47,034	407,427
		2,590,618
Security	Shares	Value

Media — 0.7%
Sanoma OYJ	10,443	$123,304

Metals & Mining — 1.2%
Outokumpu OYJ	41,231	207,980

Multiline Retail — 0.9%
Puuilo OYJ(b)	10,754	62,459
Tokmanni Group Corp.	6,997	96,386
		158,845
Oil, Gas & Consumable Fuels — 10.4%
Neste OYJ	34,350	1,773,029

Paper & Forest Products — 14.8%
Metsa Board OYJ, Class B	21,244	189,017
Stora Enso OYJ, Class R	49,857	733,454
UPM-Kymmene OYJ	43,144	1,583,875
		2,506,346
Pharmaceuticals — 3.4%
Orion OYJ, Class B	11,057	583,777

Professional Services — 0.3%
Talenom OYJ(b)	5,468	54,339

Real Estate Management & Development — 1.8%
Citycon OYJ	12,702	85,703
Kojamo OYJ	14,388	214,469
		300,172
Software — 1.0%
F-Secure OYJ(a)	21,426	68,463
QT Group OYJ(a)(b)	2,150	103,459
		171,922
Specialty Retail — 0.5%
Musti Group OYJ	4,855	77,620

Textiles, Apparel & Luxury Goods — 0.3%
Marimekko OYJ	5,875	55,817

Total Long-Term Investments — 98.0%
(Cost: $21,483,656)		16,624,178

Short-Term Securities

Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(d)(e)(f)	427,078	427,120
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	20,000	20,000

Total Short-Term Securities — 2.6%
(Cost: $447,029)		447,120

Total Investments — 100.6%
(Cost: $21,930,685)		17,071,298

Liabilities in Excess of Other Assets — (0.6)%		(105,539)

Net Assets — 100.0%		$16,965,759

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Finland ETF
November 30, 2022

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$143,791	$283,383	(a)	$—		$(79)	$25	$427,120	427,078	$2,404	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	—		(20,000	)(a)	—	—	20,000	20,000	169		—
						$(79)	$25	$447,120		$2,573		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	8	12/16/22	$335	$43,339

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Finland ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$222,397	$16,401,781	$—	$16,624,178
Money Market Funds	447,120	—	—	447,120
	$669,517	$16,401,781	$—	$17,071,298
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$43,339	$—	$43,339

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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